Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Loss
Net loss	$ (115,517)	$ (103,679)	$ (71,286)
Other comprehensive income/(loss)
Foreign currency translation gain/(loss)	9,530	(4,331)	(6,626)
Total comprehensive loss	(105,987)	(108,010)	(77,912)
Less: Comprehensive income attributable to non-controlling interests	(11,413)	(1,620)	(2,566)
Total comprehensive loss attributable to the Company	$ (117,400)	$ (109,630)	$ (80,478)